Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
6. Redeemable Convertible Preferred Stock
At September 30, 2020, the Company had 180,725,292 shares of preferred stock, par value $0.0001 per share, in authorized capital, which consisted of 76,499,992 authorized, issued and outstanding shares of Series
A-1
and 104,225,300 authorized, issued and outstanding shares of Series B.
Upon the closing of the IPO on October 6, 2020, all of the outstanding shares of Series
A-1
and Series B automatically converted into an aggregate of 14,951,519 shares of common stock at the applicable conversion ratio then in effect. Subsequent to the closing of the IPO, there were no shares of preferred stock outstanding. In connection with the closing of the IPO, the Company changed its authorized capital to include 10,000,000 shares of undesignated preferred stock with a par value of $0.0001 per share.

Issuance of Series B Redeemable Convertible Preferred Stock
In August 2019, the Company authorized and agreed to sell 92,477,021 shares of Series B in two tranches. The first tranche closed on dates between August 5, 2019 and August 27, 2019. On those dates, the Company sold a total of 55,486,215 shares of Series B at $0.8597 per share, for gross proceeds to the Company of $47.7 million. In November 2019, the Company authorized and agreed to sell 11,748,279 additional shares of its Series B to new investors on the same terms and conditions as the previous sale of Series B. The first tranche of this sale occurred on November 27, 2019, in which the Company sold 7,048,968 shares of Series B for gross proceeds of $6.1 million. The Company paid $0.4 million of issuance costs related to these sales.
In September 2020, the Company achieved the second tranche milestones related to the clinical development of its lead product candidate,
ONCR-177.
Upon achievement of the milestones, the Series B investors became obligated to purchase additional shares of Series B in a second tranche closing and the Company issued an aggregate of 41,690,117 shares of Series B at $0.8597 per share, for gross proceeds to the Company of $35.8 million. Upon closing of the second tranche, the Company considered whether there was any potential beneficial conversion feature, concluding that there was not, as the effective conversion price of the Series B was in excess of the fair value of the Company’s common stock.
The following is a description of the rights and privileges of the Series B and
A-1
prior to their conversion to common stock upon the IPO in October 2020:
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution, or winding-up
of the affairs of the Company or Deemed Liquidation Event (as defined below), each holder of a share of Series B was entitled to receive, prior and in preference to any distribution of any assets or surplus funds of the Company to the holders of Series
A-1
and common stock, an amount equal to $0.8597 per share, plus any accrued but unpaid dividends. After payment of the full liquidation preference to the holders of Series B, each holder of a share of Series
A-1
was entitled to receive, in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock, an amount equal to an issuance price of $0.80 per share, plus any accrued but unpaid dividends. If upon such liquidation event, the assets of the Company available for distribution were insufficient to permit payment in full to the holders of the Series B, the proceeds were to be ratably distributed among the holders of Series B. If the assets of the Company available for distribution were sufficient to pay the Series B holders in full, but insufficient to permit payment in full to the holders of Series
A-1,
the remaining proceeds were to be ratably distributed among the holders of Series
A-1.
Any remaining proceeds after full payment to the holders of Series B and Series
A-1
that were available to the holders of Series B, Series
A-1
and common stock were to be shared proportionately on an
as-converted
basis. As of September 30, 2020, the aggregate liquidation value of the Series B and
A-1
shares was $94.5 million and $68.4 million, respectively.
Unless otherwise elected by 68% of the Series B holders, including certain identified Series B holders, a merger or consolidation involving the Company in which the stockholders of the Company did not own a majority of the outstanding shares of the surviving company was considered to be a Deemed Liquidation Event. A sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company was also considered a Deemed Liquidation Event.
Redemption
Upon the demand of the holders of at least 68% of the then outstanding shares of Series B, including certain identified Series B holders, but not prior to August 5, 2026, the Company had the obligation to redeem from each holder of Series B and Series
A-1
on an equal basis, in three annual installments, the then outstanding shares of Series B and
A-1
at an amount equal to the greater of (a) the Series B and
A-1
at their original issue prices of $0.8597 and $0.80 per share, respectively, plus any declared but unpaid dividends or (b) the then fair market value of the Series B and Series
A-1
on the date of receipt of the redemption request. This redemption feature resulted in the Series B and Series
A-1
being redeemable at the option of the holder (based on the passage of time). As a result, the Series B and Series
A-1
were recorded outside of permanent equity and subject to subsequent measurement under the guidance provided under ASC
480-10-S99.
While the Series B and Series
A-1
were not currently redeemable, the Series B and
Series A-1
were probable of becoming redeemable, and the Company elected to recognize changes in the redemption amount over the period from the date of issuance to the earliest possible redemption date of the Series B and
Series A-1.
Changes in the redemption amount were recognized as a deemed dividend and presented as a reduction to income attributable to common stockholders.
Conversion
Each share of Series B and Series
A-1
was convertible at the option of the holder at any time and without the payment of any additional consideration into that number of fully paid and non-assessable
shares of common stock as was determined by dividing the original issue price of the Series B or Series
A-1
by the conversion price in effect at the time of conversion. The initial conversion prices of the Series B and Series
A-1
were equal to the original issuance prices of the Series B and Series
A-1,
respectively.
All outstanding shares of Series B and Series
A-1
were automatically convertible into common stock, based upon either: (i) the vote or written consent of holders of at least 68% of the Series B outstanding at that time, including certain identified Series B holders, or (ii) the closing of a firm commitment, underwritten initial public offering, in which the aggregate proceeds to the Company were at least $50.0 million, and having a valuation of the Company, immediately prior to the IPO, of at least $200.0 million. On October 6, 2020, all shares of Series B and Series
A-1
converted at a rate of 0.0827 shares of common stock for each share of convertible preferred stock.
Pay to Play Requirement
All Series B holders were subject to a
pay-to-play
clause according to which
non-participating
investors in the second tranche described above would be required to convert all their Series B to common stock at a conversion ratio of one share of common stock for every 10 shares of Series B.
All Series
A-1
investors were subject to a
pay-to-play
clause according to which
non-participating
investors in later tranches of Series
A-1
offering would be required to convert all their shares of Series
A-1
to common stock at the then applicable conversion ratio. As of September 6, 2018, three investors chose not to participate in the Company’s second tranche of its Series
A-1
offering and had an aggregate of 168,750 shares of Series
A-1
converted into an aggregate of 13,959 shares of the Company’s common stock.
Voting Rights
The holders of Series B were entitled to vote, together with the holders of Series
A-1
and common stock, on all matters submitted to stockholders for a vote. Each share of Series B and Series
A-1
were entitled to the number of votes equal to the number of shares of common stock into which each share of Series B and Series
A-1
were convertible at the time of such vote. At all times during which at least 2,250,000 shares of Series
A-1
remained outstanding, the holders of the outstanding shares of Series
A-1
had the exclusive right, separately from the Series B and common stock, to elect three directors of the Company. The holders of the Series B had the right, exclusively and as a separate class, to elect one director of the Company.
Dividends
Series B holders were entitled to receive dividends at an annual rate of $0.06877 per share, which accrued from day to day, whether or not such dividends were declared by the Board of Directors, and were cumulative. The dividends were payable only when and if declared by the Board of Directors. The Company could not declare, pay or set aside any dividends on any other shares of capital stock unless the Series B holders first received, or simultaneously received, a dividend in an amount at least equal to the amount of the aggregate accumulated dividends that were accrued but not previously paid, or an amount equal to a formula, which was tied to dividends paid on other classes of stock.
Holders of the Series
A-1
were entitled to dividends at an annual rate of $0.064 per share. Prior to the issuance of the Series B, Series
A-1
dividends were payable only when, as, and if declared by the Board of Directors, and the Company was under no obligation to pay any dividends. Upon the issuance of Series B, the Series
A-1
dividend terms were modified such that the Series
A-1
dividends became cumulative and began accruing from the dates of original issuance of the Series
A-1.
Dividends were first payable to the Series B holders and, thereafter, to the holders of Series
A-1
in the same manner as in the case of Series B (i.e., accrued dividends not yet paid or a payment formula tied to dividends paid on other classes of stock). That is, upon declaring a dividend to common stock, the holders of the Series B and Series
A-1
had a right to receive (i) any unpaid cumulative dividends or (ii) dividends that functioned on an
“as-if”
converted basis, with the Series B holders having a dividend preference over the holders of Series
A-1
in the order of payout.

No dividends were paid to the holders of Series B or Series
A-1
prior to the conversion of the convertible preferred stock into common stock in connection with the IPO.

7. Redeemable Convertible Preferred Stock
At December 31, 2019, the Company had 180,725,292 shares of preferred stock, par value $0.0001 per share, in authorized capital. At December 31, 2019, the preferred stock consisted of 76,499,992 authorized, issued and outstanding shares of Series
A-1
and 104,225,300 authorized and 62,535,183 issued and outstanding shares of Series B.
Issuances of Series
A-1
(and Series
A-1
Tranche Rights)
2016 Issuances
On March 31, 2016, the Company issued 4,612,500 shares of Series A Redeemable Convertible Preferred Stock (“Series A”) at a price of $1.00 per share and warrants (the “Common Stock Warrants”) to purchase 57,239 shares of common stock at an exercise price of $1.21 per share for aggregate gross proceeds of $4.6 million. Each Common Stock Warrant initially entitled the holder to purchase one share of common stock. The Company incurred issuance costs of $0.4 million directly associated with the issuance of the Series A.

On July 11, 2016, the Company and the holders of the Series A agreed to convert and exchange each share of Series A and each Common Stock Warrant into 1.25 shares of Series
A-1
and a Common Stock Warrant to purchase 1.25 shares of common stock.
In addition, on July 11, 2016, the Company issued 16,137,499 shares of Series
A-1
at a price of $0.80 per share for gross proceeds of $12.9 million. These shares of Series
A-1
included the Tranche Rights described in Note 6. For the first tranche, the Company agreed to issue 21,165,626 shares of Series
A-1
at $0.80 per share approximately one year following the initial issuance of Series
A-1.
The second tranche was for 22,086,537 shares of Series
A-2
at a price of $1.04 per share, respectively, and was dependent upon the achievement of certain clinical development milestones.
On October 27, 2016, the Company issued an additional 1,500,000 shares of Series
A-1
at a price of $0.80 per share for gross proceeds of $1.2 million. These Series
A-1
shares were issued with terms consistent with those noted above for the July 11, 2016 issuance of the Series
A-1
and also included Tranche Rights, on the same terms, for the future issuances of 1,500,000 shares of Series
A-1
for $0.80 and 1,538,462 shares of Series
A-2
for $1.04 per share.
2017 Issuances
In June 2017, the first tranche was settled, and the Company issued 22,665,626 shares of Series
A-1
at a price of $0.80 per share for gross proceeds to the Company of $18.1 million.
2018 Issuances
As previously disclosed in Note 6, the clinical development milestones set forth in the Series
A-1
Purchase Agreement that would trigger the issuance of shares of Series
A-2
were ultimately not met. In response, on September 6, 2018, an Amended and Restated Series
A-1
Stock Purchase Agreement was adopted, which allowed for (i) the holders of the Series
A-1
to purchase 30,599,992 shares of Series
A-1
at $0.80 per share in lieu of any Series
A-2
shares, (ii) the termination of any remaining rights and obligations associated with the Series A-1 Tranche Rights and (iii) the Series
A-2
no longer being an authorized class of capital stock.
Issuance of Series B Redeemable Convertible Preferred Stock
In August 2019, the Company authorized and agreed to sell 92,477,021 shares of Series B in two tranches. The first tranche closed on dates between August 5, 2019 and August 27, 2019. On those dates, the Company sold a total of 55,486,215 shares of Series B at $0.8597 per share, for gross proceeds to the Company of $47.7 million. In November 2019, the Company authorized and agreed to sell 11,748,279 additional shares of its Series B to new investors on the same terms and conditions as the previous sale of Series B. The first tranche of this sale occurred on November 27, 2019, in which the Company sold 7,048,968 shares of Series B for gross proceeds of $6.1 million. The Company paid $0.4 million of issuance costs related to these sales.
The second tranche of the Series B will occur upon either achievement by the Company of certain clinical development milestones, as set forth in the Series B Purchase Agreement, for the Company’s primary clinical candidate, or upon election of certain holders of Series B prior to August 5, 2021. For the second tranche, the Company may sell up to 41,690,117 shares of Series B at $0.8597 per share, the full amount of which would result in gross proceeds to the Company of $35.8 million.
The following is a description of the rights and privileges of the Series B and
A-1:
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution, or winding-up
of the affairs of the Company or Deemed Liquidation Event (as defined below), each holder of a share of Series B shall be entitled to receive, prior and in preference to any distribution of any assets or surplus funds of the Company to the holders of Series
A-1
and common stock, an amount equal to $0.8597 per share, plus any accrued but unpaid dividends. After payment of the full liquidation preference to the holders of Series B, each holder of a share of Series
A-1
shall be entitled to receive, in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock, an amount equal to an issuance price of $0.80 per share, plus any accrued but unpaid dividends. If upon such liquidation event, the assets of the Company available for distribution are insufficient to permit payment in full to the holders of the Series B, the proceeds will be ratably distributed among the holders of Series B. If the assets of the Company available for distribution are sufficient to pay the Series B holders in full, but insufficient to permit payment in full to the holders of Series
A-1,
the remaining proceeds will be ratably distributed among the holders of
Series A-1.
Any remaining proceeds after full payment to the holders of Series B and Series A-1 are available to the holders of Series B,
Series A-1
and common stock to share proportionately on an
as-converted
basis. As of December 31, 2019, the aggregate liquidation value of the Series B and A-1
shares was $55.3 million and $63.7 million, respectively.
Unless otherwise elected by 68% of the Series B holders, including certain identified Series B holders, a merger or consolidation involving the Company in which the stockholders of the Company do not own a majority of the outstanding shares of the surviving company is considered to be a Deemed Liquidation Event. A sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company is also considered a Deemed Liquidation Event.
Redemption
Upon the demand of the holders of at least 68% of the then outstanding shares of Series B, including certain identified Series B holders, but not prior to August 5, 2026, the Company shall redeem from each holder of Series B and Series
A-1
on an equal basis, in three annual installments, the then outstanding shares of Series B and
A-1
at an amount equal to the greater of (a) the Series B
and A-1
at their original issue prices of $0.8597 and $0.80 per share, respectively, plus any declared but unpaid dividends or (b) the then fair market value of the Series B and
Series A-1
on the date of receipt of the redemption request. This redemption feature results in the Series B and Series
A-1
being redeemable at the option of the holder (based on the passage of time). As a result, the Series B and Series
A-1
are recorded outside of permanent equity and subject to subsequent measurement under the guidance provided under ASC
480-10-S99.
While the Series B and Series
A-1
are not currently redeemable, the Series B and
Series A-1
are probable of becoming redeemable, and the Company has elected to recognize changes in the redemption amount over the period from the date of issuance to the earliest possible redemption date of the Series B and Series
A-1.
Changes in the redemption amount are recognized as a deemed dividend and presented as a reduction to income attributable to common stockholders.
Conversion
Each share of Series B and Series
A-1
are convertible at the option of the holder at any time and without the payment of any additional consideration into that number of fully paid and non-assessable
shares of common stock as is determined by dividing the original issue price of the Series B or Series
A-1
by the conversion price in effect at the time of conversion. The initial conversion prices of the Series B and Series
A-1
are equal to the original issuance prices of the Series B and Series
A-1,
respectively.
All outstanding shares of Series B and Series
A-1
are automatically convertible into common stock, based upon either: (i) the vote or written consent of holders of at least 68% of the Series B outstanding at that time, including certain identified Series B holders, or (ii) the closing of a firm commitment, underwritten initial public offering, in which the aggregate proceeds to the Company are at least $50.0 million, and having a valuation of the Company, immediately prior to the initial public offering, of at least $200.0 million.
Pay to Play Requirement
All Series B holders are subject to a
pay-to-play
clause according to which
non-participating
investors in the second tranche described above would be required to convert all their Series B to common stock at a conversion ratio of one share of common stock for every 10 shares of Series B.
All Series
A-1
investors were subject to a
pay-to-play
clause according to which
non-participating
investors in later tranches of Series
A-1
offering would be required to convert all their shares of Series
A-1
to common stock at the then applicable conversion ratio.
As of September 6, 2018, three investors chose not to participate in the Company’s second tranche of its Series
A-1
offering and had an aggregate of 168,750 shares of
Series A-1
converted into an aggregate of 13,959 shares of the Company’s common stock.
Voting Rights
The holders of Series B are entitled to vote, together with the holders of Series A-1 and common stock, on all matters submitted to stockholders for a vote. Each share of Series B and Series
A-1
are entitled to the number of votes equal to the number of shares of common stock into which each share of Series B and Series
A-1
are convertible at the time of such vote. At all times during which at least 2,250,000 shares of
Series A-1
remain outstanding, the holders of the outstanding shares of
Series A-1
shall have the exclusive right, separately from the Series B and common stock, to elect three directors of the Company. The holders of the Series B shall have the right, exclusively and as a separate class, to elect one director of the Company.
Dividends
Series B holders are entitled to receive dividends at an annual rate of $0.06877 per share, which shall accrue from day to day, whether or not such dividends are declared by the Board of Directors, and shall be cumulative. The dividends shall be payable only when and if declared by the Board of Directors. The Company may not declare, pay or set aside any dividends on any other shares of capital stock unless the Series B holders first receive, or simultaneously receive, a dividend in an amount at least equal to the amount of the aggregate accumulated dividends that are accrued but not previously paid, or an amount equal to a formula, which is tied to dividends paid on other classes of stock.
Holders of the Series
A-1
shall be entitled to dividends at an annual rate of $0.064 per share. Prior to the issuance of the Series B, Series A-1 dividends were payable only when, as, and if declared by the Board of Directors, and the Company was under no obligation to pay any dividends. Upon the issuance of Series B, the Series A-1 dividend terms were modified such that the Series A-1 dividends became cumulative and began accruing from the dates of original issuance of the Series A-1. Dividends are first payable to the Series B holders and, thereafter, to the holders of Series
A-1
in the same manner as in the case of Series B (i.e., accrued dividends not yet paid or a payment formula tied to dividends paid on other classes of stock). That is, upon declaring a dividend to common stock, the holders of the Series B and Series
A-1
have a right to receive (i) any unpaid cumulative dividends or (ii) dividends that function on an
“as-if”
converted basis, with the Series B holders having a dividend preference over the holders of Series
A-1
in the order of payout.